SHORT-TERM BORROWINGS	12 Months Ended
Mar. 31, 2012
Short-Term Debt [Abstract]
Short-term Debt [Text Block]
7.	SHORT-TERM BORROWINGS

Short-term borrowings include import loans obtained from various banks in Hong Kong amounting to $280 and nil as of March 31, 2011 and 2012, respectively.

	As of March 31,
	2011	2012
	$	$

Maximum credit facilities available to the Group	2,570	2,570

Weighted average interest rate on borrowings at end of year	3.4%	3.3%

The maturity of the import loans is generally up to 120 days. Interest rates are generally 0.25% per annum over the bank's Prime Rate for Hong Kong dollars bills, 0.25% over Standard Bills Rate quoted by the bank for United States dollar bills or 2.5% per annum over the bank's cost of funds for other currency bills, subject to fluctuations at the banks' discretion. The credit facilities are subject to annual review by the banks.

The banking facilities are secured by certain bank deposits of a subsidiary and guarantees given by the Company. As of March 31, 2011 and 2012, the Group pledged bank deposits of $643 and $643, respectively, to banks to secure short term banking facilities granted. There are no restrictive financial covenants associated with these bank facilities.